UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23468

American Funds Global Insight Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Gregory F. Niland

American Funds Global Insight Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Insight Fund Semi-annual report for the six months ended April 30, 2024

Pursue a prudent
growth approach
on a global stage

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds Global Insight Fund seeks to provide prudent growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-3 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-3 shares*	17.27%	10.12%	8.82%
Class A shares (reflecting 5.75% maximum sales charge)	10.03	8.40	7.78

*	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.46% for Class F-3 shares and 0.87% for Class A shares as of the prospectus dated January 1, 2024 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Investment portfolio

7	Financial statements

11	Notes to financial statements

21	Financial highlights

Fellow investors:

Results for American Funds Global Insight Fund for the periods ended April 30, 2024, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/AGVHX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

(for periods ended April 30, 2024, with all distributions reinvested)

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 4/1/11)

American Funds Global Insight Fund (Class F-3 shares)[1]	11.73%	8.73%	8.53%	8.69%
American Funds Global Insight Fund (Class A shares)[2]	11.27	8.31	8.13	8.30
MSCI World Index[3]	18.39	10.46	8.87	9.17

Past results are not predictive of results in future periods.

[1]	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019.
[2]	Class A shares were first offered on November 8, 2019. Class A share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

American Funds Global Insight Fund	1

Investment portfolio April 30, 2024	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	47.40%
Eurozone*	20.04
Japan	6.76
United Kingdom	6.29
Denmark	4.49
Switzerland	3.21
Canada	1.32
Hong Kong	1.10
Taiwan	1.06
Other countries	3.24
Short-term securities & other assets less liabilities	5.09
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 94.91%	Shares	Value (000)
Information technology 17.60%
Broadcom, Inc.	240,990	$313,352
Microsoft Corp.	669,907	260,815
ASML Holding NV	252,507	220,091
Apple, Inc.	984,057	167,614
SAP SE	826,141	149,580
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	865,086	118,811
KLA Corp.	152,289	104,971
Keyence Corp.	218,060	96,591
Fujitsu, Ltd.	4,685,000	72,011
Analog Devices, Inc.	276,611	55,491
STMicroelectronics NV	1,349,158	53,273
Hamamatsu Photonics KK	1,328,800	48,671
ServiceNow, Inc.[1]	66,798	46,313
GoDaddy, Inc., Class A1	345,939	42,336
Salesforce, Inc.	130,969	35,223
Trimble, Inc.[1]	475,894	28,587
Capgemini SE	133,937	28,140
Texas Instruments, Inc.	145,384	25,649
TDK Corp.	578,715	25,546
Nomura Research Institute, Ltd.	915,000	22,148
OBIC Co., Ltd.	122,600	15,808
Applied Materials, Inc.	68,631	13,634
Adobe, Inc.[1]	27,367	12,666
Lam Research Corp.	10,279	9,194
NICE, Ltd. (ADR)[1]	39,781	8,891
Wolfspeed, Inc.[1]	151,755	4,102
		1,979,508

Industrials 17.44%
Safran SA	1,071,982	231,798
Airbus SE, non-registered shares	731,217	120,167
Northrop Grumman Corp.	236,901	114,904
General Electric Co.	619,039	100,173
FedEx Corp.	356,831	93,411
HEICO Corp.	285,112	59,132
HEICO Corp., Class A	142,523	23,638
AMETEK, Inc.	457,777	79,955
SMC Corp.	148,800	78,263
Rolls-Royce Holdings PLC[1]	14,549,613	74,828
Epiroc AB, Class A	3,209,130	59,153
Ryanair Holdings PLC (ADR)	391,728	53,353
Armstrong World Industries, Inc.	456,945	52,494
ABB, Ltd.	1,078,079	52,279
RELX PLC	1,168,436	48,024

2	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ITOCHU Corp.	1,073,800	$48,016
Ingersoll-Rand, Inc.	453,168	42,290
CSX Corp.	1,228,478	40,810
Daikin Industries, Ltd.	278,100	37,743
RTX Corp.	370,192	37,582
ITT, Inc.	284,723	36,826
Mitsubishi Corp.	1,578,200	36,050
TransDigm Group, Inc.	28,745	35,875
Recruit Holdings Co., Ltd.	758,200	32,953
MTU Aero Engines AG	135,827	32,838
Honeywell International, Inc.	168,467	32,469
Axon Enterprise, Inc.[1]	100,543	31,536
Boeing Co.[1]	182,155	30,573
Waste Connections, Inc.	188,330	30,526
Carrier Global Corp.	485,979	29,883
Lincoln Electric Holdings, Inc.	127,310	27,948
United Airlines Holdings, Inc.[1]	495,837	25,516
Delta Air Lines, Inc.	473,373	23,702
TFI International, Inc. (CAD denominated)	155,606	20,264
ATS Corp.[1]	572,518	18,835
Canadian National Railway Co. (CAD denominated)	148,000	17,963
Veralto Corp.	155,254	14,544
DSV A/S	92,391	13,152
BAE Systems PLC	581,285	9,668
GE Vernova, Inc.[1]	43,591	6,700
Norfolk Southern Corp.	28,107	6,474
		1,962,308

Health care 14.13%
Novo Nordisk AS, Class B	2,830,508	363,764
AstraZeneca PLC	1,528,739	230,173
Abbott Laboratories	1,156,141	122,516
Bristol-Myers Squibb Co.	2,567,068	112,797
UnitedHealth Group, Inc.	214,456	103,732
EssilorLuxottica SA	401,447	85,852
Danaher Corp.	325,230	80,208
Regeneron Pharmaceuticals, Inc.[1]	76,349	68,001
AbbVie, Inc.	410,401	66,748
Genmab AS1	215,616	59,748
BeiGene, Ltd. (ADR)[1]	268,096	41,271
Daiichi Sankyo Co., Ltd.	1,040,800	35,280
Johnson & Johnson	225,814	32,650
Innovent Biologics, Inc.[1]	6,413,500	30,945
HOYA Corp.	261,300	30,360
Eli Lilly and Co.	35,700	27,885
Terumo Corp.	1,485,000	25,339
CVS Health Corp.	351,051	23,770
Straumann Holding AG	168,487	22,505
Mettler-Toledo International, Inc.[1]	9,022	11,094
Moderna, Inc.[1]	78,016	8,606
Molina Healthcare, Inc.[1]	19,721	6,747
		1,589,991

Financials 11.56%
JPMorgan Chase & Co.	686,628	131,654
Visa, Inc., Class A	424,512	114,028
London Stock Exchange Group PLC	921,441	101,525
AIA Group, Ltd.	11,657,400	85,484
CME Group, Inc., Class A	374,228	78,453
Marsh & McLennan Companies, Inc.	347,917	69,385
Mastercard, Inc., Class A	142,522	64,306
Aon PLC, Class A	208,950	58,926
S&P Global, Inc.	122,609	50,985
DBS Group Holdings, Ltd.	1,993,635	50,983
DNB Bank ASA	2,860,852	49,902
Wells Fargo & Co.	768,283	45,575
Arthur J. Gallagher & Co.	188,539	44,248
Partners Group Holding AG	31,002	39,752

American Funds Global Insight Fund	3

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Skandinaviska Enskilda Banken AB, Class A	2,881,273	$37,760
State Street Corp.	467,045	33,856
PNC Financial Services Group, Inc.	211,201	32,369
MSCI, Inc.	67,106	31,257
UniCredit SpA	814,836	29,977
EVERTEC, Inc.	646,846	24,276
NatWest Group PLC	6,331,478	23,847
Toast, Inc., Class A1	861,741	20,363
Jack Henry & Associates, Inc.	98,719	16,061
Arch Capital Group, Ltd.[1]	151,790	14,198
Blackstone, Inc.	121,637	14,184
Carlyle Group, Inc. (The)	314,042	14,069
ICICI Bank, Ltd. (ADR)	264,990	7,295
Chubb, Ltd.	28,929	7,193
Hong Kong Exchanges and Clearing, Ltd.	154,500	4,908
Brookfield Asset Management, Ltd., Class A	106,426	4,064
		1,300,883

Consumer discretionary 8.51%
Hilton Worldwide Holdings, Inc.	628,117	123,915
Industria de Diseño Textil, SA	2,559,656	116,256
Amadeus IT Group SA, Class A, non-registered shares	1,527,214	96,900
Royal Caribbean Cruises, Ltd.[1]	540,143	75,420
Hermès International	30,121	72,414
MercadoLibre, Inc.[1]	47,314	69,017
LVMH Moët Hennessy-Louis Vuitton SE	78,296	63,026
adidas AG	214,001	51,634
Tractor Supply Co.	168,513	46,018
Ferrari NV (EUR denominated)	92,253	38,039
Amazon.com, Inc.[1]	194,967	34,119
B&M European Value Retail SA	4,646,843	30,050
Churchill Downs, Inc.	222,027	28,641
Marriott International, Inc., Class A	110,057	25,988
Stellantis NV	922,487	20,498
YUM! Brands, Inc.	131,839	18,622
Kering SA	52,734	18,199
NIKE, Inc., Class B	187,858	17,332
H World Group, Ltd.	1,108,900	4,156
Galaxy Entertainment Group, Ltd.	910,000	4,090
China Tourism Group Duty Free Corp., Ltd., Class H	391,500	3,456
		957,790

Consumer staples 8.09%
L’Oréal SA, non-registered shares	267,111	124,775
Nestlé SA	1,071,602	107,492
Philip Morris International, Inc.	1,024,888	97,303
Anheuser-Busch InBev SA/NV2	1,495,791	89,566
Anheuser-Busch InBev SA/NV (ADR)	124,301	7,416
Danone SA	1,124,106	70,295
Carlsberg A/S, Class B	512,087	69,040
Dollar General Corp.	455,352	63,380
Keurig Dr Pepper, Inc.	1,450,529	48,883
Costco Wholesale Corp.	57,793	41,779
Imperial Brands PLC	1,471,415	33,551
Pernod Ricard SA	200,089	30,214
General Mills, Inc.	402,891	28,388
Constellation Brands, Inc., Class A	111,306	28,212
British American Tobacco PLC	921,970	27,022
Reckitt Benckiser Group PLC	475,634	26,532
Uni-Charm Corp.	555,700	16,526
		910,374

Communication services 5.61%
Alphabet, Inc., Class A	881,675	143,519
Alphabet, Inc., Class C	726,449	119,603
Koninklijke KPN NV	16,663,261	60,591
Comcast Corp., Class A	1,558,262	59,385
América Móvil, SAB de CV, Class B (ADR)	2,700,110	51,464

4	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Meta Platforms, Inc., Class A	93,902	$40,394
Electronic Arts, Inc.	304,360	38,599
Charter Communications, Inc., Class A1	147,572	37,770
Nintendo Co., Ltd.	610,800	29,766
Nippon Telegraph and Telephone Corp.	22,482,600	24,296
Netflix, Inc.[1]	29,888	16,457
Tencent Holdings, Ltd.	143,700	6,318
Singapore Telecommunications, Ltd.	1,680,000	2,912
		631,074

Energy 4.50%
TotalEnergies SE	2,735,629	198,696
BP PLC	15,763,651	101,972
TC Energy Corp. (CAD denominated)	1,915,521	68,626
Chevron Corp.	407,304	65,686
ConocoPhillips	261,751	32,881
Equitrans Midstream Corp.	1,500,000	20,295
Cenovus Energy, Inc.	890,000	18,298
		506,454

Materials 3.77%
Air Liquide SA	495,896	97,083
Givaudan SA	18,282	78,142
Shin-Etsu Chemical Co., Ltd.	1,872,300	73,004
Linde PLC	139,432	61,484
Sika AG	213,766	60,696
Freeport-McMoRan, Inc.	451,655	22,556
Asahi Kasei Corp.	1,816,000	12,664
Vale SA (ADR), ordinary nominative shares	918,662	11,180
Sherwin-Williams Co.	23,553	7,057
		423,866

Utilities 3.14%
Engie SA	5,395,219	93,693
AES Corp.	2,516,994	45,054
Edison International	626,576	44,524
CenterPoint Energy, Inc.	1,419,567	41,366
Sempra	495,696	35,507
Constellation Energy Corp.	181,498	33,748
CMS Energy Corp.	550,644	33,374
Entergy Corp.	238,398	25,430
		352,696

Real estate 0.56%
Equinix, Inc. REIT	47,660	33,891
Link REIT	6,730,269	29,008
		62,899

Total common stocks (cost: $8,676,051,000)		10,677,843

Short-term securities 4.86%
Money market investments 4.80%
Capital Group Central Cash Fund 5.37%[3,4]	5,392,494	539,249

American Funds Global Insight Fund	5

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[3,5]	6,897,635	$6,898

Total short-term securities (cost: $546,143,000)		546,147
Total investment securities 99.77% (cost: $9,222,194,000)		11,223,990
Other assets less liabilities 0.23%		26,262

Net assets 100.00%		$11,250,252

Investments in affiliates4

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Short-term securities 4.80%
Money market investments 4.80%
Capital Group Central Cash Fund 5.37%[3]	$221,986	$1,262,958	$945,672	$4	$(27)	$539,249	$14,212

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $7,484,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 4/30/2024.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

6	American Funds Global Insight Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2024	(dollars in thousands)

Assets:
Investment securities, at value (includes $7,484 of investment securities on loan):
Unaffiliated issuers (cost: $8,682,948)	$10,684,741
Affiliated issuers (cost: $539,246)	539,249		$11,223,990
Cash			1,326
Cash denominated in currencies other than U.S. dollars (cost: $3,016)			3,016
Cash collateral received for securities on loan			766
Receivables for:
Sales of investments	15,862
Sales of fund’s shares	2,813
Dividends and interest	29,593
Securities lending income	—	*	48,268
			11,277,366
Liabilities:
Collateral for securities on loan			7,664
Payables for:
Purchases of investments	10,298
Repurchases of fund’s shares	2,133
Investment advisory services	3,800
Services provided by related parties	487
Trustees’ deferred compensation	128
Non-U.S. taxes	2,221
Other	383		19,450
Net assets at April 30, 2024			$11,250,252

Net assets consist of:
Capital paid in on shares of beneficial interest			$10,012,331
Total distributable earnings (accumulated loss)			1,237,921
Net assets at April 30, 2024			$11,250,252

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Global Insight Fund	7

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (509,185 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$161,554	7,347	$21.99
Class C	7,929	363	21.81
Class T	13	1	22.09
Class F-1	5,724	260	21.99
Class F-2	137,609	6,233	22.08
Class F-3	1,464,152	66,231	22.11
Class 529-A	13,323	605	22.00
Class 529-C	1,180	54	21.83
Class 529-E	159	7	21.98
Class 529-T	14	1	22.08
Class 529-F-1	14	1	22.09
Class 529-F-2	4,103	186	22.01
Class 529-F-3	14	1	22.01
Class R-1	118	5	22.01
Class R-2	906	42	21.75
Class R-2E	109	5	22.04
Class R-3	3,744	171	21.95
Class R-4	823	37	22.00
Class R-5E	1,068	48	22.06
Class R-5	1,472	67	22.09
Class R-6	9,446,224	427,520	22.10

Refer to the notes to financial statements.

8	American Funds Global Insight Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2024	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,710; also includes $14,212 from affiliates)	$109,976
Interest from unaffiliated issuers	753
Securities lending income (net of fees)	63	$110,792
Fees and expenses*:
Investment advisory services	22,019
Distribution services	316
Transfer agent services	199
Administrative services	1,607
529 plan services	5
Reports to shareholders	15
Registration statement and prospectus	278
Trustees’ compensation	47
Auditing and legal	33
Custodian	260
Other	17
Total fees and expenses before waiver	24,796
Less waiver of fees and expenses:
Transfer agent services waiver	1
Total fees and expenses after waiver		24,795
Net investment income		85,997

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	5,118
Affiliated issuers	4
Currency transactions	(143)	4,979
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,506,398
Affiliated issuers	(27)
Currency translations	(167)	1,506,204
Net realized gain (loss) and unrealized appreciation (depreciation)		1,511,183

Net increase (decrease) in net assets resulting from operations		$1,597,180

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Global Insight Fund	9

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$85,997	$161,726
Net realized gain (loss)	4,979	(357,069)
Net unrealized appreciation (depreciation)	1,506,204	1,048,401
Net increase (decrease) in net assets resulting from operations	1,597,180	853,058

Distributions paid to shareholders	(160,405)	(124,836)

Net capital share transactions	369,803	571,770

Total increase (decrease) in net assets	1,806,578	1,299,992

Net assets:
Beginning of period	9,443,674	8,143,682
End of period	$11,250,252	$9,443,674

*	Unaudited.

Refer to the notes to financial statements.

10	American Funds Global Insight Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Insight Fund	11

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

12	American Funds Global Insight Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,247,649	$731,859	$—	$1,979,508
Industrials	1,087,376	874,932	—	1,962,308
Health care	706,025	883,966	—	1,589,991
Financials	876,745	424,138	—	1,300,883
Consumer discretionary	439,072	518,718	—	957,790
Consumer staples	315,361	595,013	—	910,374
Communication services	507,191	123,883	—	631,074
Energy	205,786	300,668	—	506,454
Materials	102,277	321,589	—	423,866
Utilities	259,003	93,693	—	352,696
Real estate	33,891	29,008	—	62,899
Short-term securities	546,147	—	—	546,147
Total	$6,326,523	$4,897,467	$—	$11,223,990

American Funds Global Insight Fund	13

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

14	American Funds Global Insight Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2024, the total value of securities on loan was $7,484,000, and the total value of collateral received was $7,664,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Global Insight Fund	15

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$138,163
Capital loss carryforward*	(831,972)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$2,390,078
Gross unrealized depreciation on investments	(388,516)
Net unrealized appreciation (depreciation) on investments	2,001,562
Cost of investments	9,222,428

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2024		Year ended October 31, 2023
Class A	$1,825		$1,262
Class C	38		23
Class T	—	†	—	†
Class F-1	71		55
Class F-2	2,179		1,781
Class F-3	21,266		17,060
Class 529-A	147		104
Class 529-C	6		2
Class 529-E	1		1
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	55		40
Class 529-F-3	—	†	—	†
Class R-1	1		1
Class R-2	6		3
Class R-2E	1		1
Class R-3	44		12
Class R-4	15		6
Class R-5E	15		6
Class R-5	20		1
Class R-6	134,715		104,478
Total	$160,405		$124,836

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.411% on the first $15.0 billion of daily net assets and decreasing to 0.390% on such assets in excess of $15.0 billion. For the six months ended April 30, 2024, the investment advisory services fees were $22,019,000, which were equivalent to an annualized rate of 0.411% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

16	American Funds Global Insight Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2024, unreimbursed expenses subject to reimbursement totaled $29,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2024, AFS waived transfer agent services fees of $1,000 for Class R-3 and R-5E shares. AFS does not intend to recoup the waiver.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2024, the 529 plan services fees were $5,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

American Funds Global Insight Fund	17

For the six months ended April 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$236		$87		$24		Not applicable
Class C	38		4		1		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	7		4		1		Not applicable
Class F-2	Not applicable		76		22		Not applicable
Class F-3	Not applicable		—	*	212		Not applicable
Class 529-A	14		6		2		$4
Class 529-C	6		1		—	*	—	*
Class 529-E	—	*	—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		1		—	*	1
Class 529-F-3	Not applicable		—		—	*	—	*
Class R-1	1		—	*	—	*	Not applicable
Class R-2	3		1		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	10		3		1		Not applicable
Class R-4	1		1		—	*	Not applicable
Class R-5E	Not applicable		1		—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		14		1,344		Not applicable
Total class-specific expenses	$316		$199		$1,607		$5

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $47,000 in the fund’s statement of operations reflects $28,000 in current fees (either paid in cash or deferred) and a net increase of $19,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $114,827,000 and $87,830,000, respectively, which generated $17,084,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2024.

18	American Funds Global Insight Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$16,601	782		$1,787		86		$(15,060)	(701)	$3,328	167
Class C	556	26		37		2		(609)	(30)	(16)	(2)
Class T	—	—		—		—		—	—	—	—
Class F-1	369	17		71		3		(968)	(45)	(528)	(25)
Class F-2	16,921	784		1,921		93		(38,070)	(1,742)	(19,228)	(865)
Class F-3	92,670	4,278		21,264		1,023		(96,018)	(4,480)	17,916	821
Class 529-A	1,439	66		147		7		(975)	(46)	611	27
Class 529-C	134	7		6		—	†	(147)	(7)	(7)	—	†
Class 529-E	3	—	†	1		—	†	(11)	(1)	(7)	(1)
Class 529-T	—	—		—	†	—	†	—	—	— †	—	†
Class 529-F-1	—	—		—	†	—	†	—	—	— †	—	†
Class 529-F-2	706	33		54		3		(409)	(19)	351	17
Class 529-F-3	—	—		—	†	—	†	—	—	— †	—	†
Class R-1	3	—	†	1		—	†	— †	— †	4	—	†
Class R-2	115	6		6		—	†	(29)	(1)	92	5
Class R-2E	3	—	†	1		—	†	(7)	— †	(3)	—	†
Class R-3	783	37		43		2		(979)	(44)	(153)	(5)
Class R-4	100	4		15		1		(510)	(23)	(395)	(18)
Class R-5E	227	10		15		1		(182)	(9)	60	2
Class R-5	86	4		18		1		(28)	(1)	76	4
Class R-6	621,104	28,396		134,715		6,486		(388,117)	(17,930)	367,702	16,952
Total net increase (decrease)	$751,820	34,450		$160,102		7,708		$(542,119)	(25,079)	$369,803	17,079

Refer to the end of the table for footnotes.

American Funds Global Insight Fund	19

	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2023

Class A	$49,054	2,562		$1,235		66		$(28,929)	(1,514)	$21,360		1,114
Class C	1,828	95		22		1		(1,417)	(73)	433		23
Class T	—	—		—		—		—	—	—		—
Class F-1	2,460	129		54		3		(1,535)	(79)	979		53
Class F-2	64,699	3,318		1,707		91		(61,306)	(3,158)	5,100		251
Class F-3	184,741	9,453		17,021		909		(163,152)	(8,432)	38,610		1,930
Class 529-A	2,674	136		104		6		(1,018)	(52)	1,760		90
Class 529-C	421	22		2		—	†	(288)	(15)	135		7
Class 529-E	50	3		1		—	†	(70)	(3)	(19)		—
Class 529-T	—	—		—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—		—	†	—	†	—	—	—	†	—	†
Class 529-F-2	829	42		40		3		(707)	(36)	162		9
Class 529-F-3	—	—		—	†	—	†	—	—	—	†	—	†
Class R-1	39	2		1		—	†	(1)	—	39		2
Class R-2	403	21		3		—	†	(75)	(4)	331		17
Class R-2E	8	—	†	1		—	†	(5)	—	4		—	†
Class R-3	2,830	144		12		1		(639)	(33)	2,203		112
Class R-4	704	36		6		—	†	(169)	(9)	541		27
Class R-5E	586	30		6		—	†	(164)	(8)	428		22
Class R-5	1,223	62		1		—	†	(79)	(4)	1,145		58
Class R-6	729,346	36,568		104,477		5,581		(335,264)	(17,148)	498,559		25,001
Total net increase (decrease)	$1,041,895	52,623		$124,693		6,661		$(594,818)	(30,568)	$571,770		28,716

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,815,714,000 and $1,511,913,000, respectively, during the six months ended April 30, 2024.

11. Ownership concentration

At April 30, 2024, four shareholders held more than 10% of the fund’s outstanding shares. The four shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund and American Funds 2045 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 13%, 16%, 14% and 11%, respectively. CRMC is the investment adviser to the four target date retirement funds.

20	American Funds Global Insight Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[5,6]	$19.07	$.13	$3.04	$3.17	$(.25)	$—	$(.25)	$21.99	16.69%[7]		$162		.86%[8]		.86%[8]		1.20%[8]
10/31/2023	17.47	.26	1.54	1.80	(.20)	—	(.20)	19.07	10.34		137		.87		.87		1.33
10/31/2022	21.74	.20	(4.34)	(4.14)	(.13)	—	(.13)	17.47	(19.16)		106		.88		.88		1.03
10/31/2021	16.75	.18	4.92	5.10	(.11)	—	(.11)	21.74	30.57		100		.93		.90		.87
10/31/2020[5,9]	16.72	.10	.41	.51	(.26)	(.22)	(.48)	16.75	3.08	[7]	37		.99	[8]	.99	[8]	.63	[8]
Class C:
4/30/2024[5,6]	18.85	.05	3.02	3.07	(.11)	—	(.11)	21.81	16.30	[7]	8		1.57	[8]	1.57	[8]	.50	[8]
10/31/2023	17.27	.12	1.53	1.65	(.07)	—	(.07)	18.85	9.54		7		1.57		1.57		.63
10/31/2022	21.52	.06	(4.31)	(4.25)	— [10]	—	— [10]	17.27	(19.74)		6		1.58		1.58		.33
10/31/2021	16.66	.03	4.90	4.93	(.07)	—	(.07)	21.52	29.71		6		1.63		1.60		.17
10/31/2020[5,9]	16.72	(.02)	.44	.42	(.26)	(.22)	(.48)	16.66	2.47	[7]	2		1.68	[8]	1.68	[8]	(.11)[8]
Class T:
4/30/2024[5,6]	19.18	.16	3.06	3.22	(.31)	—	(.31)	22.09	16.88	[7,11]	—	[12]	.56	[8,11]	.56	[8,11]	1.50	[8,11]
10/31/2023	17.56	.32	1.55	1.87	(.25)	—	(.25)	19.18	10.70	[11]	—	[12]	.56	[11]	.56	[11]	1.65	[11]
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17)	—	(.17)	17.56	(18.92)[11]		—	[12]	.56	[11]	.56	[11]	1.33	[11]
10/31/2021	16.77	.23	4.94	5.17	(.11)	—	(.11)	21.83	30.94	[11]	—	[12]	.67	[11]	.64	[11]	1.12	[11]
10/31/2020[5,9]	16.72	.14	.39	.53	(.26)	(.22)	(.48)	16.77	3.21	[7,11]	—	[12]	.94	[8,11]	.87	[8,11]	.86	[8,11]
Class F-1:
4/30/2024[5,6]	19.07	.13	3.05	3.18	(.26)	—	(.26)	21.99	16.74	[7]	6		.82	[8]	.82	[8]	1.23	[8]
10/31/2023	17.47	.27	1.54	1.81	(.21)	—	(.21)	19.07	10.38		6		.82		.82		1.37
10/31/2022	21.75	.20	(4.34)	(4.14)	(.14)	—	(.14)	17.47	(19.14)		4		.84		.84		1.06
10/31/2021	16.76	.19	4.92	5.11	(.12)	—	(.12)	21.75	30.61		4		.90		.87		.91
10/31/2020[5,9]	16.72	.11	.41	.52	(.26)	(.22)	(.48)	16.76	3.14	[7]	1		.95	[8]	.94	[8]	.68	[8]
Class F-2:
4/30/2024[5,6]	19.17	.16	3.06	3.22	(.31)	—	(.31)	22.08	16.88	[7]	138		.56	[8]	.56	[8]	1.47	[8]
10/31/2023	17.56	.32	1.55	1.87	(.26)	—	(.26)	19.17	10.66		136		.56		.56		1.65
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17)	—	(.17)	17.56	(18.90)		120		.57		.57		1.35
10/31/2021	16.80	.24	4.94	5.18	(.15)	—	(.15)	21.83	30.96		98		.64		.61		1.16
10/31/2020[5,9]	16.72	.15	.41	.56	(.26)	(.22)	(.48)	16.80	3.39	[7]	39		.66	[8]	.66	[8]	.90	[8]
Class F-3:
4/30/2024[5,6]	19.20	.17	3.07	3.24	(.33)	—	(.33)	22.11	16.97	[7]	1,464		.45	[8]	.45	[8]	1.61	[8]
10/31/2023	17.58	.34	1.55	1.89	(.27)	—	(.27)	19.20	10.80		1,256		.46		.46		1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19)	—	(.19)	17.58	(18.83)		1,116		.47		.47		1.43
10/31/2021	16.81	.25	4.94	5.19	(.15)	—	(.15)	21.85	31.03		1,249		.56		.53		1.23
10/31/2020[13]	16.47	.18	.65	.83	(.27)	(.22)	(.49)	16.81	5.04		800		.62		.62		1.10
10/31/2019[13]	14.92	.22	2.21	2.43	(.18)	(.70)	(.88)	16.47	17.65		702		.64		.64		1.45
Class 529-A:
4/30/2024[5,6]	19.08	.13	3.05	3.18	(.26)	—	(.26)	22.00	16.74	[7]	13		.81	[8]	.81	[8]	1.26	[8]
10/31/2023	17.48	.27	1.54	1.81	(.21)	—	(.21)	19.08	10.37		11		.82		.82		1.38
10/31/2022	21.76	.20	(4.34)	(4.14)	(.14)	—	(.14)	17.48	(19.13)		9		.86		.86		1.06
10/31/2021	16.75	.21	4.90	5.11	(.10)	—	(.10)	21.76	30.69		7		.83		.80		.99
10/31/2020[5,9]	16.72	.10	.41	.51	(.26)	(.22)	(.48)	16.75	3.01	[7]	2		1.05	[8]	1.05	[8]	.62	[8]

Refer to the end of the table for footnotes.

American Funds Global Insight Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2024[5,6]	$18.87	$.05		$3.01	$3.06	$(.10)	$—	$(.10)	$21.83	16.27%[7]		$1		1.60%[8]		1.60%[8]		.45%[8]
10/31/2023	17.27	.12		1.53	1.65	(.05)	—	(.05)	18.87	9.53		1		1.62		1.62		.61
10/31/2022	21.53	.05		(4.31)	(4.26)	—	—	—	17.27	(19.79)		1		1.62		1.62		.27
10/31/2021	16.66	.03		4.90	4.93	(.06)	—	(.06)	21.53	29.62		1		1.66		1.63		.16
10/31/2020[5,9]	16.72	—	[10]	.42	.42	(.26)	(.22)	(.48)	16.66	2.52	[7]	—	[12]	1.69	[8]	1.68	[8]	.01	[8]
Class 529-E:
4/30/2024[5,6]	19.02	.11		3.03	3.14	(.18)	—	(.18)	21.98	16.59	[7]	—	[12]	1.03	[8]	1.03	[8]	1.03	[8]
10/31/2023	17.43	.23		1.53	1.76	(.17)	—	(.17)	19.02	10.11		—	[12]	1.05		1.05		1.19
10/31/2022	21.70	.17		(4.34)	(4.17)	(.10)	—	(.10)	17.43	(19.30)		—	[12]	1.04		1.04		.89
10/31/2021	16.73	.14		4.93	5.07	(.10)	—	(.10)	21.70	30.42	[11]	—	[12]	1.07	[11]	1.04	[11]	.69	[11]
10/31/2020[5,9]	16.72	.10		.39	.49	(.26)	(.22)	(.48)	16.73	2.96	[7,11]	—	[12]	1.10	[8,11]	1.10	[8,11]	.60	[8,11]
Class 529-T:
4/30/2024[5,6]	19.17	.16		3.05	3.21	(.30)	—	(.30)	22.08	16.84	[7,11]	—	[12]	.60	[8,11]	.60	[8,11]	1.46	[8,11]
10/31/2023	17.55	.31		1.55	1.86	(.24)	—	(.24)	19.17	10.64	[11]	—	[12]	.60	[11]	.60	[11]	1.61	[11]
10/31/2022	21.82	.25		(4.36)	(4.11)	(.16)	—	(.16)	17.55	(18.97)[11]		—	[12]	.62	[11]	.62	[11]	1.27	[11]
10/31/2021	16.77	.22		4.93	5.15	(.10)	—	(.10)	21.82	30.91	[11]	—	[12]	.71	[11]	.69	[11]	1.08	[11]
10/31/2020[5,9]	16.72	.13		.40	.53	(.26)	(.22)	(.48)	16.77	3.14	[7,11]	—	[12]	.99	[8,11]	.91	[8,11]	.82	[8,11]
Class 529-F-1:
4/30/2024[5,6]	19.17	.15		3.06	3.21	(.29)	—	(.29)	22.09	16.85	[7,11]	—	[12]	.62	[8,11]	.62	[8,11]	1.44	[8,11]
10/31/2023	17.55	.31		1.54	1.85	(.23)	—	(.23)	19.17	10.60	[11]	—	[12]	.63	[11]	.63	[11]	1.57	[11]
10/31/2022	21.82	.24		(4.35)	(4.11)	(.16)	—	(.16)	17.55	(18.98)[11]		—	[12]	.66	[11]	.66	[11]	1.23	[11]
10/31/2021	16.79	.22		4.94	5.16	(.13)	—	(.13)	21.82	30.82	[11]	—	[12]	.72	[11]	.69	[11]	1.07	[11]
10/31/2020[5,9]	16.72	.15		.40	.55	(.26)	(.22)	(.48)	16.79	3.32	[7,11]	—	[12]	.76	[8,11]	.75	[8,11]	.95	[8,11]
Class 529-F-2:
4/30/2024[5,6]	19.11	.16		3.04	3.20	(.30)	—	(.30)	22.01	16.86	[7]	4		.58	[8]	.58	[8]	1.49	[8]
10/31/2023	17.50	.32		1.54	1.86	(.25)	—	(.25)	19.11	10.67		3		.59		.59		1.63
10/31/2022	21.77	.26		(4.36)	(4.10)	(.17)	—	(.17)	17.50	(18.97)		3		.60		.60		1.33
10/31/2021	16.75	.23		4.93	5.16	(.14)	—	(.14)	21.77	30.91		2		.68		.65		1.13
10/31/2020[5,14]	16.75	—		—	—	—	—	—	16.75	—		1		—		—		—
Class 529-F-3:
4/30/2024[5,6]	19.12	.17		3.04	3.21	(.32)	—	(.32)	22.01	16.87	[7]	—	[12]	.51	[8]	.51	[8]	1.56	[8]
10/31/2023	17.51	.33		1.54	1.87	(.26)	—	(.26)	19.12	10.71		—	[12]	.52		.52		1.69
10/31/2022	21.76	.26		(4.33)	(4.07)	(.18)	—	(.18)	17.51	(18.86)		—	[12]	.53		.53		1.36
10/31/2021	16.75	.24		4.93	5.17	(.16)	—	(.16)	21.76	30.99		—	[12]	.66		.58		1.18
10/31/2020[5,14]	16.75	—		—	—	—	—	—	16.75	—		—	[12]	—		—		—
Class R-1:
4/30/2024[5,6]	19.07	.07		3.04	3.11	(.17)	—	(.17)	22.01	16.35	[7,11]	—	[12]	1.40	[8,11]	1.40	[8,11]	.67	[8,11]
10/31/2023	17.52	.15		1.56	1.71	(.16)	—	(.16)	19.07	9.79		—	[12]	1.39		1.39		.78
10/31/2022	21.77	.13		(4.36)	(4.23)	(.02)	—	(.02)	17.52	(19.41)[11]		—	[12]	1.27	[11]	1.26	[11]	.68	[11]
10/31/2021	16.80	.16		4.93	5.09	(.12)	—	(.12)	21.77	30.45	[11]	—	[12]	1.23	[11]	1.10	[11]	.79	[11]
10/31/2020[5,9]	16.72	.14		.42	.56	(.26)	(.22)	(.48)	16.80	3.33	[7,11]	—	[12]	1.02	[8,11]	.81	[8,11]	.85	[8,11]

Refer to the end of the table for footnotes.

22	American Funds Global Insight Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[5,6]	$18.84	$.06	$3.01	$3.07	$(.16)	$—	$(.16)	$21.75	16.36%[7]		$1		1.52%[8]		1.52%[8]		.56%[8]
10/31/2023	17.31	.13	1.53	1.66	(.13)	—	(.13)	18.84	9.59		1		1.52		1.52		.68
10/31/2022	21.64	.08	(4.31)	(4.23)	(.10)	—	(.10)	17.31	(19.64)		—	[12]	1.49		1.49		.44
10/31/2021	16.75	.07	4.92	4.99	(.10)	—	(.10)	21.64	29.90		—	[12]	1.45		1.43		.36
10/31/2020[5,9]	16.72	.06	.45	.51	(.26)	(.22)	(.48)	16.75	3.05	[7,11]	—	[12]	1.19	[8,11]	1.19	[8,11]	.37	[8,11]
Class R-2E:
4/30/2024[5,6]	19.08	.10	3.04	3.14	(.18)	—	(.18)	22.04	16.51	[7,11]	—	[12]	1.17	[8,11]	1.17	[8,11]	.90	[8,11]
10/31/2023	17.49	.20	1.54	1.74	(.15)	—	(.15)	19.08	9.97		—	[12]	1.17		1.17		1.04
10/31/2022	21.74	.14	(4.35)	(4.21)	(.04)	—	(.04)	17.49	(19.39)[11]		—	[12]	1.16	[11]	1.16	[11]	.74	[11]
10/31/2021	16.81	.14	4.95	5.09	(.16)	—	(.16)	21.74	30.39	[11]	—	[12]	1.22	[11]	1.17	[11]	.69	[11]
10/31/2020[5,9]	16.72	.18	.39	.57	(.26)	(.22)	(.48)	16.81	3.44	[7,11]	—	[12]	.85	[8,11]	.64	[8,11]	1.09	[8,11]
Class R-3:
4/30/2024[5,6]	19.04	.11	3.04	3.15	(.24)	—	(.24)	21.95	16.62	[7]	4		1.11	[8]	1.07	[8]	.98	[8]
10/31/2023	17.47	.19	1.57	1.76	(.19)	—	(.19)	19.04	10.07		3		1.12		1.07		.99
10/31/2022	21.71	.15	(4.35)	(4.20)	(.04)	—	(.04)	17.47	(19.39)		1		1.14		1.14		.78
10/31/2021	16.76	.15	4.91	5.06	(.11)	—	(.11)	21.71	30.32		1		1.12		1.09		.72
10/31/2020[5,9]	16.72	.11	.41	.52	(.26)	(.22)	(.48)	16.76	3.14	[7,11]	—	[12]	1.04	[8,11]	1.01	[8,11]	.71	[8,11]
Class R-4:
4/30/2024[5,6]	19.09	.12	3.06	3.18	(.27)	—	(.27)	22.00	16.76	[7]	1		.80	[8]	.80	[8]	1.14	[8]
10/31/2023	17.48	.25	1.56	1.81	(.20)	—	(.20)	19.09	10.39		1		.80		.80		1.29
10/31/2022	21.79	.20	(4.33)	(4.13)	(.18)	—	(.18)	17.48	(19.11)		1		.81		.81		1.05
10/31/2021	16.80	.22	4.91	5.13	(.14)	—	(.14)	21.79	30.69		1		.86		.82		1.06
10/31/2020[5,9]	16.72	.16	.40	.56	(.26)	(.22)	(.48)	16.80	3.39	[7,11]	—	[12]	.89	[8,11]	.69	[8,11]	.98	[8,11]
Class R-5E:
4/30/2024[5,6]	19.15	.16	3.05	3.21	(.30)	—	(.30)	22.06	16.89	[7]	1		.66	[8]	.60	[8]	1.46	[8]
10/31/2023	17.54	.31	1.54	1.85	(.24)	—	(.24)	19.15	10.60		1		.69		.61		1.58
10/31/2022	21.83	.24	(4.35)	(4.11)	(.18)	—	(.18)	17.54	(18.99)		1		.66		.66		1.26
10/31/2021	16.81	.26	4.92	5.18	(.16)	—	(.16)	21.83	30.95		—	[12]	.69		.63		1.23
10/31/2020[5,9]	16.72	.18	.39	.57	(.26)	(.22)	(.48)	16.81	3.45	[7]	—	[12]	.87	[8]	.61	[8]	1.11	[8]
Class R-5:
4/30/2024[5,6]	19.19	.17	3.05	3.22	(.32)	—	(.32)	22.09	16.90	[7]	1		.51	[8]	.51	[8]	1.57	[8]
10/31/2023	17.57	.33	1.55	1.88	(.26)	—	(.26)	19.19	10.76		1		.50		.50		1.68
10/31/2022	21.85	.27	(4.36)	(4.09)	(.19)	—	(.19)	17.57	(18.89)		—	[12]	.52		.52		1.38
10/31/2021	16.81	.25	4.94	5.19	(.15)	—	(.15)	21.85	31.03		—	[12]	.61		.55		1.22
10/31/2020[5,9]	16.72	.16	.41	.57	(.26)	(.22)	(.48)	16.81	3.46	[7]	—	[12]	.73	[8]	.63	[8]	.94	[8]
Class R-6:
4/30/2024[5,6]	19.19	.17	3.07	3.24	(.33)	—	(.33)	22.10	16.98	[7]	9,446		.45	[8]	.45	[8]	1.62	[8]
10/31/2023	17.58	.34	1.54	1.88	(.27)	—	(.27)	19.19	10.74		7,880		.46		.46		1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19)	—	(.19)	17.58	(18.82)		6,776		.47		.47		1.43
10/31/2021	16.81	.28	4.92	5.20	(.16)	—	(.16)	21.85	31.14		7,384		.52		.47		1.32
10/31/2020[5,9]	16.72	.03	.55	.58	(.27)	(.22)	(.49)	16.81	3.41	[7]	—	[12]	.71	[8]	.68	[8]	.16	[8]

Refer to the end of the table for footnotes.

American Funds Global Insight Fund	23

Financial highlights (continued)

	Six months ended April 30,	Year ended October 31,
	2024[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[15]	15%	23%	20%	6%	18%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	This share class began investment operations on November 8, 2019.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

24	American Funds Global Insight Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Insight Fund	25

Expense example (continued)

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,166.94	$4.63	.86%
Class A – assumed 5% return	1,000.00	1,020.59	4.32	.86
Class C – actual return	1,000.00	1,162.97	8.44	1.57
Class C – assumed 5% return	1,000.00	1,017.06	7.87	1.57
Class T – actual return	1,000.00	1,168.80	3.02	.56
Class T – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class F-1 – actual return	1,000.00	1,167.41	4.42	.82
Class F-1 – assumed 5% return	1,000.00	1,020.79	4.12	.82
Class F-2 – actual return	1,000.00	1,168.83	3.02	.56
Class F-2 – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class F-3 – actual return	1,000.00	1,169.69	2.43	.45
Class F-3 – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class 529-A – actual return	1,000.00	1,167.41	4.37	.81
Class 529-A – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 529-C – actual return	1,000.00	1,162.69	8.60	1.60
Class 529-C – assumed 5% return	1,000.00	1,016.91	8.02	1.60
Class 529-E – actual return	1,000.00	1,165.91	5.55	1.03
Class 529-E – assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class 529-T – actual return	1,000.00	1,168.36	3.23	.60
Class 529-T – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 529-F-1 – actual return	1,000.00	1,168.49	3.34	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class 529-F-2 – actual return	1,000.00	1,168.60	3.13	.58
Class 529-F-2 – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class 529-F-3 – actual return	1,000.00	1,168.69	2.75	.51
Class 529-F-3 – assumed 5% return	1,000.00	1,022.33	2.56	.51
Class R-1 – actual return	1,000.00	1,163.49	7.53	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 – actual return	1,000.00	1,163.63	8.18	1.52
Class R-2 – assumed 5% return	1,000.00	1,017.30	7.62	1.52
Class R-2E – actual return	1,000.00	1,165.14	6.30	1.17
Class R-2E – assumed 5% return	1,000.00	1,019.05	5.87	1.17
Class R-3 – actual return	1,000.00	1,166.20	5.76	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-4 – actual return	1,000.00	1,167.61	4.31	.80
Class R-4 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class R-5E – actual return	1,000.00	1,168.87	3.24	.60
Class R-5E – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class R-5 – actual return	1,000.00	1,168.98	2.75	.51
Class R-5 – assumed 5% return	1,000.00	1,022.33	2.56	.51
Class R-6 – actual return	1,000.00	1,169.80	2.43	.45
Class R-6 – assumed 5% return	1,000.00	1,022.63	2.26	.45

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

26	American Funds Global Insight Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been sufficient for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.

In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible

American Funds Global Insight Fund	27

ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

28	American Funds Global Insight Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Global Insight Fund	29

This page was intentionally left blank.

30	American Funds Global Insight Fund

This page was intentionally left blank.

American Funds Global Insight Fund	31

This page was intentionally left blank.

32	American Funds Global Insight Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Global Insight Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Global Insight Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 86% of 10-year periods and 98% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-3 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-3 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-3 shares were first offered on January 27, 2017. Class F-3 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL INSIGHT FUND

By __/s/ Donald H. Rolfe_______________
Donald H. Rolfe, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2024